Nuveen Inflation Protected Municipal Bond Fund
Nuveen Inflation Protected Municipal Bond Fund
Investment Objective
The investment objective of the Fund is to provide after-tax total return, protected from inflation, through a combination of federally tax-exempt income and inflation-linked investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 42 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 45 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-82 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Inflation Protected Municipal Bond Fund (USD $)		Class A	Class C	Class C2		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[2]	none	1.00%	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	[1]	none
Exchange Fee		none	none	none	[1]	none
Annual Low Balance Account Fee (for accounts under $1,000)	[3]	15	15	15	[1]	15
[1]	Prior to February 10, 2014, Class C2 shares were designated Class C shares.
[2]	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
[3]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Inflation Protected Municipal Bond Fund		Class A	Class C		Class C2		Class I
Management Fees		0.47%	0.47%	[1]	0.47%	[2]	0.47%
Distribution and/or Service (12b-1) Fees		0.20%	1.00%	[1]	0.75%	[2]	none
Other Expenses		0.29%	0.30%	[1]	0.30%	[2]	0.30%
Total Annual Fund Operating Expenses		0.96%	1.77%	[1]	1.52%	[2]	0.77%
Fee Waivers and/or Expense Reimbursements	[3]	(0.19%)	(0.20%)	[1]	(0.20%)	[2]	(0.20%)
Total Annual Fund Operating Expenses	[4]	0.77%	1.57%	[1]	1.32%	[2]	0.57%
[1]	Class C shares were established on February 10, 2014. Accordingly, expenses are based upon the actual expenses incurred by the other share classes during the fiscal year.
[2]	Prior to February 10, 2014, Class C2 shares were designated Class C shares.
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through August 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.60% (1.05% after August 31, 2015) of the average daily net assets of any class of Fund shares. The expense limitation expiring August 31, 2015 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
[4]	After Fee Waivers and/or Expense Reimbursements

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Inflation Protected Municipal Bond Fund (USD $)	A	C	C2	I
1 Year	376	160	134	58
3 Years	578	538	461	226
5 Years	797	941	810	408
10 Years	1,426	2,067	1,796	935

No Redemption
Expense Example, No Redemption Nuveen Inflation Protected Municipal Bond Fund (USD $)	A	C	C2	I
1 Year	376	160	134	58
3 Years	578	538	461	226
5 Years	797	941	810	408
10 Years	1,426	2,067	1,796	935

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal personal income tax. These municipal bonds include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund may invest without limit in securities that generate income subject to the alternative minimum tax. Under normal market conditions, the Fund generally invests in intermediate- and long-term bonds with a duration of between two and ten years, and generally maintains a weighted average portfolio duration of between four and seven years.

Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Fund’s sub-adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds.

The Fund seeks to protect investors from inflation in two ways. First, as with other municipal bond funds, a portion of the Fund’s current yield compensates an investor for current inflation expectations. Second, the Fund seeks to mitigate the effect that subsequent increases in inflation expectations may have on the purchasing power of the Fund by investing in inflation-linked instruments, such as Consumer Price Index (CPI) swaps, in amounts sufficient to approximate the duration characteristics of the Fund’s underlying municipal bond portfolio.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.

The Fund’s sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.
Principal Risks
The price and yield of this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Alternative Minimum Tax Risk—The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Declining Inflation Risk—The Fund’s inflation-hedging strategy primarily involves the use of CPI swaps. The Fund will benefit from a CPI swap if actual inflation during the swap’s period is greater than the level of inflation expected for that period at the time the swap was initiated. However, if actual inflation turns out to be less than expected, the Fund will lose money on the swap. In such circumstances, the Fund will underperform an otherwise identical municipal bond fund that had not utilized such inflation hedges.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates.

Inflation-Linked Instruments Risk—The returns of CPI swaps or other inflation-linked instruments reflect a specified index of inflation. There can be no assurance that the inflation index used will accurately measure either the actual future rate of inflation or the rate of expected future inflation reflected in the prices and yields of municipal bonds. As a result, the Fund’s inflation-hedging strategy may not perform as expected. CPI swaps may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. CPI swaps create leverage, which may cause the Fund’s net asset value and returns to be more volatile than they would be if the Fund had not used swaps. CPI swaps also expose the Fund to counterparty risk, which is the risk that the swap counterparty will not fulfill its contractual obligations.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risks—The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Tax Risk—Income from municipal bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Zero Coupon Bonds Risk—Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of June 30, 2014 was 7.06%.

During the two-year period ended December 31, 2013, the Fund’s highest and lowest quarterly returns were 4.02% and -6.40%, respectively, for the quarters ended March 31, 2012 and June 30, 2013.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Prior to February 10, 2014, Class C2 shares were designated Class C shares.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns Nuveen Inflation Protected Municipal Bond Fund	Inception Date	1 Year	Since Inception
Class A	Mar. 08, 2011	(8.95%)	3.05%
Class A (return after taxes on distributions)	Mar. 08, 2011	(8.95%)	3.04%
Class A (return after taxes on distributions and sale of Fund shares)	Mar. 08, 2011	(4.17%)	2.98%
Class C2	Mar. 08, 2011	(6.60%)	3.61%
Class I	Mar. 08, 2011	(5.97%)	4.37%
Barclays 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		(0.32%)	3.51%
Lipper Intermediate Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)		(2.18%)	3.66%